DISTRIBUTION OF INCOME (Detail Textuals) In Millions, except Per Share data, unless otherwise specified	1 Months Ended	2 Months Ended	3 Months Ended				12 Months Ended
	Nov. 29, 2012 USD ($)	Feb. 26, 2014 USD ($)	Dec. 31, 2014 USD ($)	Sep. 30, 2014 USD ($)	Jun. 30, 2014 USD ($)	Mar. 31, 2014 USD ($)	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($) Installment	Dec. 31, 2012 USD ($)	Dec. 31, 2014 CNY	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY
Distribution Of Income [Abstract]
Staff welfare and bonus percentage of net income							10.00%
Maximum percentage of reserve created on registered capital							50.00%
Reserves made by Group and its subsidiaries			$ 0.60				$ 0.60	$ 0.80		3.60	5.03
Cash dividend declared (in dollars)	$ 0.12	$ 0.16
Total dividend paid							$ 2.6
Dividends distributed in cash (in dollars)			$ 0.04	$ 0.04	$ 0.04	$ 0.04	$ 0.16	$ 0.12	$ 0.18
Number of installments for dividend payment								4
Special dividend declared (in dollars)	$ 0.04